Tax Recoverable - Summary of Tax Recoverable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax recoverable	R$ 12,260	R$ 8,400
Current	11,227	5,112
Non current	1,033	3,288
Withholding Income Tax (IRRF) on financial investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax recoverable	5,291	6,649
IRPJ and CSLL [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax recoverable	5,520
PIS and COFINS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax recoverable	1,223	969
Other tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax recoverable	R$ 226	R$ 782